Employee Benefit Obligations - Surplus/(Deficit) in Plans by Region (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (122.2)	£ (122.1)	£ (136.4)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	0.7	2.3	0.4
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(29.7)	(37.1)	(28.1)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(60.1)	(52.6)	(74.0)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (33.1)	£ (34.7)	£ (34.7)